Discontinued Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Discontinued Operations
8. Discontinued Operations
On November 2, 2018, the Company completed the sale of its Construction Services reportable segment, reported as discontinued operations in these consolidated financial statements for all years presented as prescribed by IFRS 5. In the first quarter of 2019, management and the purchaser completed their review of the closing financial statements, which resulted in an immaterial settlement adjustment.
In the fourth quarter of 2019, the Company entered into settlement agreements to release its obligations from the ongoing waste-to-energy
project. The agreements took effect in the fourth quarter of 2019 for the engineering, procurement, and construction component and take effect in the first quarter of 2020 for the operation and maintenance component of the project.

The results of discontinued operations are summarized as follows:

	For the year ended December 31
	2019 $	2018 $

Revenue	9.7	884.4
Expenses	(10.8)	(953.8)
Impairment of goodwill (note 13)	-	(53.0)

Loss from operating activities, before income taxes	(1.1)	(122.4)
Income taxes on operating activities	0.3	10.8

Loss from operating activities, net of income taxes	(0.8)	(111.6)

Gain on disposal of discontinued operations before income taxes	1.9	1.5
Income taxes on disposal of discontinued operations	(1.1)	(13.8)

Gain (loss) on disposal of discontinued operations, net of income taxes	0.8	(12.3)

Net loss from discontinued operations	-	(123.9)